ACQUISITION - Purchase Price Allocation (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Mar. 06, 2020	Dec. 31, 2020
Intangible assets:
Gain from bargain purchase		¥ (40,273)
NewSchool | Ambow NSAD Inc
ACQUISITIONS
Cash and cash equivalents	¥ 23,755
Restricted cash	13,867
Accounts receivable	2,370
Prepaid and other current assets	7,310
Property and equipment	1,468
Intangible assets:
Operating lease right-of-use asset	83,680
Other non-current assets	11,919
Total assets	150,131
Accounts payable	(44)
Accrued and other liabilities	(4,275)
Income tax payable, current	(4,887)
Deferred tax liabilities	(9,419)
Operating lease liability	(83,723)
Total liabilities	(102,348)
Gain from bargain purchase	(40,273)
Total purchase price	7,510
NewSchool | Ambow NSAD Inc | Software
Intangible assets:
Finite	1,879
NewSchool | Ambow NSAD Inc | Trademarks
Intangible assets:
Indefinite	3,190
NewSchool | Ambow NSAD Inc | Accreditation
Intangible assets:
Finite	¥ 693
Amortization Period (in years)	10 years